The Merger Fund®

Virtus Asset Trust

Virtus Event Opportunities Trust

Supplement dated February 28, 2023 to the Statutory Prospectuses and the Statements of Additional Information (each, an “SAI”), each dated April 28, 2022, as supplemented

Virtus Equity Trust

Supplement dated February 28, 2023 to the Statutory Prospectus and the SAI,

each dated January 28, 2023

Virtus Investment Trust

Supplement dated February 28, 2023 to the Statutory Prospectus and the SAI,

each dated October 28, 2022, as supplemented

Virtus Opportunities Trust

Virtus Strategy Trust

Supplement dated February 28, 2023 to the Statutory Prospectuses and the SAIs pertaining to all series of Virtus Strategy Trust and to all series of Virtus Opportunities Trust other than Virtus Stone Harbor Emerging Markets Bond Fund, Virtus Stone Harbor Emerging Markets Debt Allocation Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Local Markets Fund and Virtus Stone Harbor Strategic Income Fund,

each dated January 27, 2023

Virtus Opportunities Trust

Supplement dated February 28, 2023 to the Virtus Opportunities Trust Statutory Prospectus and the SAI, each dated January 28, 2023, pertaining to Virtus Stone Harbor Emerging Markets Bond Fund,

Virtus Stone Harbor Emerging Markets Debt Allocation Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Local Markets Fund and Virtus Stone Harbor Strategic Income Fund, as supplemented

Important Notice

Effective February 23, 2023, the mailing addresses for Virtus Mutual Funds have changed. All references to those addresses previously listed in Providence, RI are hereby changed to: Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470, and all express delivery addresses previously listed in Westborough, MA are hereby changed to: Virtus Mutual Funds, Attn. 534470 AIM 154-0520, 500 Ross Street, Pittsburgh, PA 15262.

Investors should retain this supplement with the Prospectuses and SAIs for future reference.

VMF Address Change (02/2023)